Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 1,809	$ 1,994
Dividend income	608	608
Interest and dividend income [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	149	132
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 1	$ 2